Other Income (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Other Income

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Dividend income	$19	$15	$39	$30
Interest income	661	72	1,227	133
Proceeds relative to the Mercator Minerals bankruptcy	—	—	—	1,022
Guarantee fees - Primero Revolving Credit Facility	858	—	858	—
Fees for contract amendments and reconciliations	—	988	248	988

Total other income	$1,538	$1,075	$2,372	$2,173